12. Stockholders' Equity (Deficiency) (Details 4) (Stock Incentive Plan To Non Employees [Member])	3 Months Ended	4 Months Ended	12 Months Ended
	Jul. 31, 2013	Apr. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Stock Incentive Plan To Non Employees [Member]
Expected life (years) minimum		4 years	2 years 8 months 12 days
Expected life (years) maximum		4 years	5 years
Expected volatility minimum		46.50%	44.20%
Expected volatility maximum		46.50%	50.00%
Weighted-average volatility		46.50%	47.40%
Risk-free interest rate, Minimum		0.38%	0.37%
Risk-free interest rate, Maximum		0.38%	0.60%
Dividend yield		0.00%	0.00%